Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments of Short-Term Lease [Table Text Block]

The total future minimum lease payments of short-term lease under the non-cancellable operating lease with respect to the office as of March 31, 2025 are payable as follows:

Lease Commitment
Within 1 year	$19,627